UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: November 30, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio

November 30, 2010
unaudited

Common stocks — 93.16%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.70%
Google Inc., Class A1	8,077,200	$4,488,581
Oracle Corp.	162,635,776	4,397,671
Microsoft Corp.	130,440,100	3,288,395
Apple Inc.1	9,203,000	2,863,513
Corning Inc.2	94,623,100	1,671,044
EMC Corp.1	63,015,000	1,354,192
QUALCOMM Inc.	27,030,194	1,263,391
Intel Corp.	54,601,800	1,153,190
Cisco Systems, Inc.1	57,615,000	1,103,903
Texas Instruments Inc.	34,254,000	1,089,277
International Business Machines Corp.	6,135,000	867,857
Yahoo! Inc.1	50,298,560	793,208
First Solar, Inc.1,2	5,569,800	684,250
Visa Inc., Class A	9,036,400	667,338
Linear Technology Corp.2	19,850,000	647,110
Samsung Electronics Co. Ltd.	754,200	537,320
eBay Inc.1	15,000,000	436,950
Automatic Data Processing, Inc.	9,695,000	432,106
Accenture PLC, Class A	9,879,200	427,967
Altera Corp.	11,939,500	418,957
Intuit Inc.1	9,090,000	408,050
KLA-Tencor Corp.2	10,940,000	401,170
Xilinx, Inc.2	13,767,400	373,372
Juniper Networks, Inc.1	10,000,000	340,200
Flextronics International Ltd.1,2	40,080,464	290,583
MediaTek Inc.	21,839,996	279,784
Avago Technologies Ltd.1	9,591,220	250,427
Akamai Technologies, Inc.1	4,335,000	226,244
Tyco Electronics Ltd.	7,363,000	223,982
FLIR Systems, Inc.1	7,498,000	200,984
Canon, Inc.	4,000,000	188,553
Analog Devices, Inc.	5,000,000	177,800
Fidelity National Information Services, Inc.	6,513,700	175,219
Nokia Corp. (ADR)	16,089,474	148,506
Nokia Corp.	2,500,000	23,089
SAP AG	3,410,000	159,083
Quanta Computer Inc.	78,014,258	153,303
ASML Holding NV (New York registered)	2,977,778	97,165
ASML Holding NV	1,130,000	36,553
Maxim Integrated Products, Inc.	4,470,000	103,928
AOL Inc.1	3,993,164	96,555
National Instruments Corp.	2,403,340	82,002
Hewlett-Packard Co.	1,580,000	66,249
Rohm Co., Ltd.	1,005,000	60,643
Redecard SA, ordinary nominative	4,364,500	56,892
Lender Processing Services, Inc.	1,550,000	47,694
Comverse Technology, Inc.1	6,000,000	46,140
Paychex, Inc.	1,120,000	31,965
Advanced Micro Devices, Inc.1	3,800,000	27,702
Monster Worldwide, Inc.1	1,114,500	25,165
Applied Materials, Inc.	1,900,000	23,617
AVEVA Group PLC	1,000,000	23,332
Western Union Co.	890,000	15,700
ProAct Holdings, LLC1,3,4	6,500,000	—
		33,447,871

CONSUMER DISCRETIONARY — 13.96%
Comcast Corp., Class A	71,912,100	1,438,242
Comcast Corp., Class A, special nonvoting shares	27,000,000	512,190
Amazon.com, Inc.1	9,335,000	1,637,359
DIRECTV, Class A1	34,010,000	1,412,435
Home Depot, Inc.	42,894,500	1,295,843
Time Warner Inc.	41,862,667	1,234,530
McDonald’s Corp.	14,293,000	1,119,142
News Corp., Class A	80,405,800	1,096,735
NIKE, Inc., Class B	11,263,600	970,134
Johnson Controls, Inc.	26,184,100	954,149
Time Warner Cable Inc.	15,084,735	928,315
Las Vegas Sands Corp.1	18,015,000	902,191
Target Corp.	13,165,000	749,615
YUM! Brands, Inc.	14,431,000	722,704
Carnival Corp., units	15,550,000	642,371
Lowe’s Companies, Inc.	24,393,400	553,730
Walt Disney Co.	15,000,000	547,650
Nikon Corp.	20,000,000	392,879
Best Buy Co., Inc.	8,781,325	375,138
CarMax, Inc.1	11,185,000	367,987
Kohl’s Corp.1	6,220,000	350,932
Sands China Ltd.1	147,000,800	316,147
Marriott International, Inc., Class A	8,000,000	313,680
Naspers Ltd., Class N	6,255,000	312,188
Staples, Inc.	14,047,000	309,174
Starbucks Corp.	8,000,000	244,800
Daimler AG1	3,620,000	234,336
Wynn Resorts, Ltd.	2,000,000	202,200
Darden Restaurants, Inc.	4,000,000	195,800
Shaw Communications Inc., Class B, nonvoting	9,500,000	190,570
AutoNation, Inc.1	6,660,000	174,026
Li & Fung Ltd.	23,293,000	145,186
Chipotle Mexican Grill, Inc.1	500,000	129,245
DreamWorks Animation SKG, Inc., Class A1	3,900,000	120,861
Harley-Davidson, Inc.	3,599,500	112,592
Toyota Motor Corp.	2,730,000	105,038
Harman International Industries, Inc.1	2,331,200	101,617
Strayer Education, Inc.	505,300	68,655
D.R. Horton, Inc.	3,580,000	35,943
		21,516,329

FINANCIALS — 10.98%
JPMorgan Chase & Co.	47,120,989	1,761,383
Wells Fargo & Co.	57,538,800	1,565,631
Citigroup Inc.1	313,595,000	1,317,099
Industrial and Commercial Bank of China Ltd., Class H	1,479,563,000	1,150,862
Goldman Sachs Group, Inc.	7,356,000	1,148,566
Bank of America Corp.	82,970,598	908,528
Banco Bradesco SA, preferred nominative (ADR)	39,539,028	793,153
Bank of New York Mellon Corp.	21,276,800	574,261
Agricultural Bank of China, Class H1	1,071,645,000	558,932
Northern Trust Corp.	9,801,000	492,990
AIA Group Ltd.1	138,937,400	401,688
Berkshire Hathaway Inc., Class A1	3,125	375,625
Housing Development Finance Corp. Ltd.	24,615,000	368,353
State Street Corp.	8,184,700	353,579
PNC Financial Services Group, Inc.	6,541,058	352,236
Aon Corp.	7,793,000	312,655
Moody’s Corp.	11,577,700	310,630
Itaú Unibanco Holding SA, preferred nominative (ADR)	12,700,000	296,291
ACE Ltd.	4,865,000	284,700
Marsh & McLennan Companies, Inc.	10,500,000	263,340
Bank of Nova Scotia	5,060,000	262,328
Discover Financial Services	14,011,000	256,121
HDFC Bank Ltd.	5,000,000	249,036
Morgan Stanley	10,000,000	244,600
CapitaMalls Asia Ltd.	163,637,000	244,151
Fifth Third Bancorp	20,000,000	239,000
Toronto-Dominion Bank	3,200,000	232,826
New York Community Bancorp, Inc.	12,000,000	201,600
Credit Suisse Group AG	5,000,000	184,526
Onex Corp.	5,200,000	143,101
American Express Co.	3,300,000	142,626
Franklin Resources, Inc.	1,250,000	142,612
Jefferies Group, Inc.	5,000,000	120,750
AMP Ltd.	22,054,313	106,752
Banco Santander, SA	9,191,346	87,095
UBS AG1	5,374,666	80,487
People’s United Financial, Inc.	5,763,100	71,405
Zions Bancorporation	3,200,000	62,240
BOK Financial Corp.	1,250,000	58,375
City National Corp.	1,066,475	57,291
First Horizon National Corp.1	5,703,527	54,583
Willis Group Holdings PLC	1,210,000	38,514
Genworth Financial, Inc., Class A1	2,901,700	33,834
Weyerhaeuser Co.	422,321	7,049
Washington Mutual, Inc.1	24,571,428	1,278
		16,912,682

ENERGY — 10.15%
Schlumberger Ltd.	25,686,701	1,986,609
Suncor Energy Inc. (CAD denominated)	46,089,368	1,548,060
Suncor Energy Inc.	3,200,000	107,552
Apache Corp.	15,245,400	1,641,015
EOG Resources, Inc.	12,600,837	1,120,844
Occidental Petroleum Corp.	11,830,000	1,043,051
Baker Hughes Inc.	15,763,635	822,231
Noble Energy, Inc.	8,734,000	709,637
Devon Energy Corp.	8,459,900	597,015
FMC Technologies, Inc.1,2	6,000,000	505,440
Canadian Natural Resources, Ltd.	12,890,000	495,861
CONSOL Energy Inc.	9,856,400	413,575
Tenaris SA (ADR)	9,410,000	400,678
Nexen Inc.	16,359,990	342,165
Denbury Resources Inc.1	18,515,000	336,603
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	9,590,200	311,106
Cimarex Energy Co.	3,800,000	306,052
Pioneer Natural Resources Co.	3,405,000	272,775
BG Group PLC	14,450,000	261,062
Murphy Oil Corp.	3,756,000	253,605
Pacific Rubiales Energy Corp.1	7,711,000	240,370
Transocean Ltd.1	3,058,777	205,030
Chevron Corp.	2,450,000	198,377
Range Resources Corp.	4,485,000	188,325
ConocoPhillips	2,900,000	174,493
Concho Resources Inc.1,4,5	2,207,506	173,538
Newfield Exploration Co.1	2,519,056	168,348
Peabody Energy Corp.	2,830,000	166,432
Imperial Oil Ltd.	4,522,754	164,468
Cameco Corp.	4,385,800	159,073
Diamond Offshore Drilling, Inc.	1,943,218	125,843
Petrohawk Energy Corp.1	5,690,000	101,453
Core Laboratories NV	800,000	68,480
Marathon Oil Corp.	620,000	20,751
OAO Gazprom (ADR)	296,000	6,583
		15,636,500

HEALTH CARE — 10.12%
Merck & Co., Inc.	49,685,191	1,712,649
Gilead Sciences, Inc.1	26,062,618	951,286
Teva Pharmaceutical Industries Ltd. (ADR)	17,989,307	900,185
Stryker Corp.	16,869,600	844,998
St. Jude Medical, Inc.1,2	20,013,000	774,303
UnitedHealth Group Inc.	20,799,911	759,613
Allergan, Inc.	10,540,000	698,486
Biogen Idec Inc.1	10,484,834	670,715
Medtronic, Inc.	18,913,524	634,170
Amgen Inc.1	11,893,900	626,690
Novartis AG	9,000,000	477,507
Novartis AG (ADR)	2,000,000	106,820
Eli Lilly and Co.	16,900,000	568,854
Medco Health Solutions, Inc.1	9,000,000	551,880
Intuitive Surgical, Inc.1	1,853,000	482,317
Edwards Lifesciences Corp.1,2	6,260,800	415,467
Bristol-Myers Squibb Co.	15,750,000	397,530
Vertex Pharmaceuticals Inc.1,2	11,944,000	395,705
Roche Holding AG	2,620,000	359,723
Aetna Inc.	11,820,000	350,108
Novo Nordisk A/S, Class B	3,527,400	348,922
Baxter International Inc.	6,670,000	323,828
Johnson & Johnson	4,800,000	295,440
Boston Scientific Corp.1	44,645,000	286,621
Life Technologies Corp.1	5,100,000	254,006
Hospira, Inc.1	4,340,000	244,168
ResMed Inc.1	7,126,000	227,676
McKesson Corp.	2,900,000	185,310
Abbott Laboratories	3,260,900	151,664
Thermo Fisher Scientific Inc.1	2,965,000	150,800
Covance Inc.1	2,750,000	123,503
Hologic, Inc.1	7,095,000	116,358
Zimmer Holdings, Inc.1	2,320,000	114,283
Thoratec Corp.1	2,273,000	57,859
Illumina, Inc.1	600,000	36,072
Fresenius SE1	1,176,253	56
		15,595,572

INDUSTRIALS — 7.03%
Union Pacific Corp.	23,167,200	2,087,596
CSX Corp.	15,651,710	951,780
General Dynamics Corp.	12,481,400	824,896
Boeing Co.	11,325,000	722,195
United Technologies Corp.	8,925,000	671,785
Caterpillar Inc.	7,150,000	604,890
Norfolk Southern Corp.	9,705,900	584,004
United Parcel Service, Inc., Class B	7,250,000	508,443
Southwest Airlines Co.	33,889,000	451,401
Lockheed Martin Corp.	6,430,000	437,497
Precision Castparts Corp.	3,065,000	423,185
Stericycle, Inc.1	4,239,000	313,262
United Continental Holdings, Inc.1	10,849,250	300,307
Delta Air Lines, Inc.1	19,500,000	266,760
3M Co.	2,936,900	246,641
General Electric Co.	15,000,000	237,450
Roper Industries, Inc.	3,000,000	217,230
KBR, Inc.	6,575,289	178,059
Tyco International Ltd.	4,613,000	174,787
Joy Global Inc.	2,238,600	170,850
AMR Corp.1,2	16,950,000	145,092
SGS SA	75,000	122,777
Northrop Grumman Corp.	1,600,000	98,688
Iron Mountain Inc.	3,000,000	66,630
Robert Half International Inc.	1,044,310	28,948
		10,835,153

MATERIALS — 6.30%
Syngenta AG2	5,275,000	1,461,117
Barrick Gold Corp.	24,000,000	1,239,600
Praxair, Inc.	12,060,502	1,110,169
Newmont Mining Corp.	15,830,714	931,321
Freeport-McMoRan Copper & Gold Inc.	7,680,000	778,138
CRH PLC2	35,730,232	621,487
Rio Tinto PLC	9,493,168	602,385
Sigma-Aldrich Corp.2	6,455,000	408,085
Dow Chemical Co.	12,178,700	379,732
Cliffs Natural Resources Inc.	5,424,000	370,676
ArcelorMittal	11,170,000	352,114
United States Steel Corp.	5,732,200	278,642
Celanese Corp., Series A	6,300,000	233,100
Nucor Corp.	5,950,000	224,553
Xstrata PLC	6,500,000	130,627
BHP Billiton PLC	3,500,000	124,397
Alcoa Inc.	7,000,000	91,840
Air Products and Chemicals, Inc.	1,055,000	90,962
Monsanto Co.	1,490,000	89,281
Vulcan Materials Co.	1,300,000	52,156
Potash Corp. of Saskatchewan Inc.	284,900	40,954
Kuraray Co., Ltd.	2,290,000	31,604
AK Steel Holding Corp.	1,940,881	25,775
Akzo Nobel NV	412,000	22,157
Ecolab Inc.	426,970	20,413
		9,711,285

CONSUMER STAPLES — 6.02%
Philip Morris International Inc.	34,236,700	1,947,726
Costco Wholesale Corp.	13,780,000	931,666
CVS/Caremark Corp.	27,800,000	861,800
PepsiCo, Inc.	12,250,000	791,717
Coca-Cola Co.	11,615,000	733,719
Avon Products, Inc.	21,225,000	606,186
Wilmar International Ltd.	101,420,000	462,414
Colgate-Palmolive Co.	5,517,400	422,357
Altria Group, Inc.	16,336,700	392,081
Estée Lauder Companies Inc., Class A	5,039,000	377,522
Diageo PLC	19,250,000	342,541
Kerry Group PLC, Class A2	8,965,824	288,043
Molson Coors Brewing Co., Class B	5,370,011	255,881
Procter & Gamble Co.	3,060,000	186,874
British American Tobacco PLC	3,250,000	117,812
Sysco Corp.	4,000,000	116,080
L’Oréal SA	1,010,000	107,413
Whole Foods Market, Inc.1	1,965,000	92,787
General Mills, Inc.	2,470,000	87,265
Shoppers Drug Mart Corp.	2,000,000	73,703
Anheuser-Busch InBev NV	814,931	44,349
Lorillard, Inc.	384,000	30,559
		9,270,495

TELECOMMUNICATION SERVICES — 1.58%
América Móvil, SAB de CV, Series L (ADR)	18,932,028	1,068,902
SOFTBANK CORP.	12,093,300	419,053
American Tower Corp., Class A1	5,615,000	283,951
Qwest Communications International Inc.	27,150,000	190,050
Vodafone Group PLC	75,000,000	187,529
China Telecom Corp. Ltd., Class H	320,000,000	161,131
Telephone and Data Systems, Inc., special common shares	2,303,100	70,913
Sprint Nextel Corp., Series 11	9,195,000	34,757
Telefónica, SA	399,200	8,493
CenturyLink, Inc.	116,450	5,006
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	—
		2,429,785

UTILITIES — 0.46%
Edison International	7,500,000	277,050
Allegheny Energy, Inc.	6,700,000	152,894
NRG Energy, Inc.1	5,700,000	110,466
Exelon Corp.	2,681,500	105,571
RRI Energy, Inc.1	17,302,000	60,903
		706,884

MISCELLANEOUS — 4.86%
Other common stocks in initial period of acquisition		7,496,900

Total common stocks (cost: $119,914,819,000)		143,559,456

Preferred stocks — 0.00%	Shares

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,4	1,272	49

Total preferred stocks (cost: $21,000,000)		49

Rights & warrants — 0.01%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,4	2,857,142	—

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		22,537

Total rights & warrants (cost: $10,949,000)		22,537

	Shares or
Convertible securities — 0.05%	principal amount

FINANCIALS — 0.03%
SLM Corp., Series C, 7.25% convertible preferred 2010	77,600	45,493

CONSUMER DISCRETIONARY — 0.01%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units4	99,040	17,532

INDUSTRIALS — 0.01%
AMR Corp. 6.25% convertible notes 20142	$8,000,000	9,520

Total convertible securities (cost: $46,190,000)		72,545

	Principal amount
Bonds & notes — 0.06%	(000)

CONSUMER DISCRETIONARY — 0.03%
General Motors Corp. 7.20% 20116	$61,405	19,112
General Motors Corp. 8.25% 20236	21,775	6,859
General Motors Corp. 8.375% 20336	60,970	19,510
MGM Resorts International 13.00% 2013	4,125	4,868
		50,349

TELECOMMUNICATION SERVICES — 0.02%
LightSquared, Term Loan B, 12.00% 20147,8,9	28,200	26,215

BONDS & NOTES OF U.S. GOVERNMENT AGENCIES — 0.01%
Federal Home Loan Bank 0.28% 201110	25,000	25,022

Total bonds & notes (cost: $104,335,000)		101,586

Short-term securities — 6.36%

Freddie Mac 0.15%–0.40% due 12/7/2010–9/7/2011	3,042,328	3,040,376
Fannie Mae 0.09%–0.51% due 12/1/2010–9/26/2011	2,058,075	2,056,470
U.S. Treasury Bills 0.126%–0.257% due 12/2/2010–11/17/2011	1,712,650	1,711,678
Federal Home Loan Bank 0.165%–0.41% due 12/17/2010–11/28/2011	914,101	913,320
Federal Farm Credit Banks 0.19%–0.50% due 12/17/2010–11/8/2011	782,500	781,504
Straight-A Funding LLC 0.25%–0.26% due 1/6–2/16/20115	256,387	256,254
Bank of America Corp. 0.22%–0.27% due 12/1/2010–1/3/2011	253,400	253,372
General Electric Capital Services, Inc. 0.21%–0.25% due 12/20/2010–1/19/2011	150,000	149,973
General Electric Co. 0.22% due 12/1/2010	50,000	50,000
Johnson & Johnson 0.15%–0.25% due 1/3–5/3/20115	165,228	165,142
Procter & Gamble Co. 0.22%–0.23% due 2/8–3/3/20115	99,700	99,653
Procter & Gamble International Funding S.C.A. 0.19% due 12/3/20105	43,890	43,889
Abbott Laboratories 0.20% due 1/18/20115	75,000	74,979
IBM Corp. 0.18% due 12/3-12/9/20105	73,900	73,898
Private Export Funding Corp. 0.27% due 1/20/20115	50,000	49,986
Wal-Mart Stores, Inc. 0.18% due 12/13/20105	27,500	27,498
NetJets Inc. 0.20% due 1/3/20115	25,000	24,994
Variable Funding Capital Company LLC 0.26% due 1/18/20115	21,900	21,892

Total short-term securities (cost: $9,794,150,000)		9,794,878

Total investment securities (cost: $129,891,443,000)		153,551,051
Other assets less liabilities		553,060

Net assets		$154,104,111

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
 Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets

Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	$21,000	$49	.00%
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	.00
ProAct Holdings, LLC	1/4/2005	162	—	.00

Total restricted securities		$21,162	$49	.00%

4  Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $212,112,000, which represented .14% of the net assets of the fund.
5  Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,011,723,000, which represented .66% of the net assets of the fund.
6  Scheduled interest and/or principal payment was not received.
7  Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8  Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
9  Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $26,215,000, which represented .02% of the net assets of the fund.
10Coupon rate may change periodically.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended November 30, 2010, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shres or principal amount	Dividend or interest income (000)	Value of affiliates at 11/30/2010(000)

Corning Inc.	88,230,000	9,593,100	3,200,000	94,623,100	$4,251	$1,671,044
Syngenta AG	4,650,000	625,000	—	5,275,000	—	1,461,117
St. Jude Medical, Inc.	16,825,000	3,188,000	—	20,013,000	—	774,303
First Solar, Inc.	4,229,800	1,340,000	—	5,569,800	—	684,250
Linear Technology Corp.	19,850,000	—	—	19,850,000	4,566	647,110
CRH PLC	32,675,233	8,955,000	5,900,001	35,730,232	7,660	621,487
FMC Technologies, Inc.	6,000,000	—	—	6,000,000	—	505,440
Edwards Lifesciences Corp.	5,975,800	285,000	—	6,260,800	—	415,467
Sigma-Aldrich Corp.	6,455,000	—	—	6,455,000	1,033	408,085
KLA-Tencor Corp.	10,940,000	—	—	10,940,000	2,735	401,170
Vertex Pharmaceuticals Inc.	13,155,175	—	1,211,175	11,944,000	—	395,705
Xilinx, Inc.	16,267,400	—	2,500,000	13,767,400	2,603	373,372
Flextronics International Ltd.	40,080,464	—	—	40,080,464	—	290,583
Kerry Group PLC, Class A	8,965,824	—	—	8,965,824	1,098	288,043
AMR Corp.	16,950,000	—	—	16,950,000	—	145,092
AMR Corp. 6.25% convertible notes 2014	$8,000,000	$—	$—	$8,000,000	110	9,520
Harman International Industries, Inc.*	3,772,000	—	1,440,800	2,331,200	—	—
Strayer Education, Inc.*	904,000	—	398,700	505,300	505	—
United States Steel Corp.*	7,232,200	—	1,500,000	5,732,200	287	—
					$24,848	$9,091,788
*Unaffiliated issuer at 11/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Information technology	$33,447,871	$—	$—	$33,447,871
Consumer discretionary	21,516,329	—	—	21,516,329
Financials	16,912,682	—	—	16,912,682
Energy	15,462,962	173,538	—	15,636,500
Health care	15,595,572	—	—	15,595,572
Industrials	10,835,153	—	—	10,835,153
Materials	9,711,285	—	—	9,711,285
Consumer staples	9,270,495	—	—	9,270,495
Telecommunication services	2,429,785	—	—	2,429,785
Utilities	706,884	—	—	706,884
Miscellaneous	7,496,900	—	—	7,496,900
Preferred stocks	—	—	49	49
Rights & warrants	1,544	20,993	—	22,537
Convertible securities	—	72,545	—	72,545
Bonds & notes	—	101,586	—	101,586
Short-term securities	—	9,794,878	—	9,794,878
Total	$143,387,462	$10,163,540	$49	$153,551,051

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended November 30, 2010 (dollars in thousands):

	Beginning value	Net unrealized	Ending value
	at 9/1/2010	appreciation	at 11/30/2010

Investment securities	$25	$24	$49

Net unrealized appreciation during the period on Level 3 investment securities held at November 30, 2010 (dollars in thousands):			$24

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$29,006,844
Gross unrealized depreciation on investment securities	(6,279,568)
Net unrealized appreciation on investment securities	22,727,276
Cost of investment securities for federal income tax purposes	130,823,775

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-905-0111O-S25566

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: January 28, 2011

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: January 28, 2011